Non-Controlling Interest - Schedule of change in non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Non Controlling Interest [Abstract]
Balance, Beginning of year	$ 3,379	$ 0
Non-controlling interest acquired on business combination	(1,340)	0
Partnership contributions	81	3,379
Share of comprehensive loss for the period	(133)	0
Balance, End of year	$ 1,987	$ 3,379